Summary of Significant Accounting Policies - Schedule of Revenue and Gross Profit Information of our Reportable Segment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Revenue and Gross Profit Information of our Reportable Segment [Abstract]
Revenue		$ 1,205		$ 509,589		$ 152,430
Cost of Revenue		277		763		302,037
Segment Gross Profit (Loss)		928		508,826	$ 928	(149,607)
Depreciation expense	$ 7,021	$ 1,286		$ 32,025		$ 28,531